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Direct Dial - (215) 564-8077                             1933 Act Rule 485(a)(1)
                                                     1933 Act File No. 033-91770
                                                     1940 Act File No. 811-09038

                                 August 29, 2005

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      The Olstein Funds
                           File Nos. 033-91770 and 811-09038

Ladies and Gentlemen:

     Included  with  this  letter  via  EDGAR   system,   please  find  enclosed
Post-Effective  Amendment  Nos.  16/17  (the  "Amendment")  to the  Registration
Statement of The Olstein Funds (the "Registrant").  The Amendment is being filed under the Securities Act of 1933, as amended (the "1933 Act") and the Investment
Company Act of 1940,  as  amended,  and is  submitted  to,  among other  things, reflect the recent disclosure requirements regarding the following: (1) policies and procedures  related to the frequent trading of fund shares,  (2) policies on fair valuation of securities;  (3) policies and  procedures  regarding  periodic disclosure of portfolio  holdings;  and (4) portfolio  manager  compensation and related  information on portfolio  managers  (collectively,  the "New Disclosure
Requirements").

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and will become effective on October 31, 2005. The Registrant intends,  prior to the effective date of the Amendment, to file a subsequent  post-effective amendment, pursuant  to Rule  485(b)  under  the 1933  Act,  for the  purpose  of  updating financial  information  and to  respond to  comments,  if any,  conveyed  by the
Commission staff on the Amendment.

     Please  direct  questions or comments  relating to this filing to me at the above-referenced  telephone  number or, in my  absence,  to  Michale P.  O'Hare,
Esquire at (215) 564-8198.

                                                     Very truly yours,

                                                     /s/Fabio Battaglia, III
                                                     Fabio Battaglia, III